Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 535,080	$ 535,088
Unbilled services (unbilled revenue)	446,465	422,769
Accounts receivable and unbilled revenue	981,545	957,857
Allowance for credit losses	(9,438)	(7,380)
Accounts receivable and unbilled revenue, net	972,107	950,477
Unearned revenue (payments on account)	(386,242)	(366,988)
Net balance	60,223	$ 55,781
Change in unbilled services (unbilled revenue)	23,696
Change in unearned revenue (payments on account)	(19,254)
Change in net balance	$ 4,442
Change in unbilled services (unbilled revenue), percent	5.60%
Change in unearned revenue (payments on account), percent	5.20%
Change in net balance, percent	8.00%